Reinsurance - Narrative (Details) - Subsequent Event	1 Months Ended
Jan. 31, 2023 reinsurance_agreement
Ceded Credit Risk [Line Items]
Term of reinsurance agreements with unrelated issuer	4 years
Number of reinsurance contracts entered into	2